Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 7,027,964	$ 546,294
Short term investment		71,757
Accounts receivable	439,910
Loan receivable	26,500,000
Advances to suppliers, net	715,582	606,006
Inventories, net	1,534,830	253,090
Prepaid expenses		122,761
Other current assets	148,360	29,932
Total Current Assets	36,366,646	1,629,840
Property and equipment, net	300,966	328,021
Right of use lease assets, net	751,422	934,755
Deferred offering costs		310,277
Security deposit	43,843	41,055
TOTAL ASSETS	37,462,877	3,243,948
Current Liabilities:
Accounts payable	5,687,926	1,158,311
Advances from customers	5,330,491	1,454,261
Current portion of obligations under operating leases	272,148	225,140
Tax payable		10,065
Accrued expenses and other current liabilities	1,697,291	374,948
Total Current Liabilities	12,987,856	3,222,725
Due to related parties	7,027,364	903,813
Obligations under operating leases, non-current	545,879	766,020
TOTAL LIABILITIES	20,561,099	4,892,558
Commitment and Contingencies
Stockholders' Equity (Deficit)
Ordinary shares, no par value, unlimited shares authorized; 25,000,000 and 20,000,000 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively
Additional paid-in capital	21,977,682	1,003,447
Accumulated deficit	(4,927,367)	(2,709,305)
Accumulated other comprehensive (loss) income	(148,537)	57,248
Total Stockholders' Equity (Deficit)	16,901,778	(1,648,610)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 37,462,877	$ 3,243,948